GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.35%
45,000	Koninklijke DSM NV	$ 5,417,203
19,392	Linde PLC	3,756,618
50,000	Symrise AG	4,860,458
150,000	Umicore SA	5,667,507
		19,701,786
Communications — 8.98%
20,860	Alibaba Group Holding Ltd Sponsored ADR(a)	3,488,418
1,100,000	Ascential PLC	5,125,746
150,000	CyberAgent Inc(a)(b)	5,782,088
64,626	Delivery Hero SE(a)(c)	2,869,105
365,000	Just Eat PLC(a)	2,997,370
10,000	MercadoLibre Inc(a)	5,512,300
18,000	Shopify Inc Class A(a)	5,609,880
23,225	Spotify Technology SA(a)	2,647,650
76,000	Tencent Holdings Ltd	3,178,922
150,000	ZOZO Inc(b)	3,474,608
		40,686,087
Consumer, Cyclical — 12.70%
17,156	adidas AG	5,341,441
53,000	Aptiv PLC	4,633,260
1,600,000	boohoo Group PLC(a)	5,210,937
131,783	Burberry Group PLC	3,518,502
21,137	Continental AG	2,712,033
108,922	Ferguson PLC	7,946,497
146,773	Industria de Diseno Textil SA	4,542,286
54,978	InterContinental Hotels Group PLC	3,430,230
18,055	LVMH Moet Hennessy Louis Vuitton SE	7,163,524
26,700	Shimano Inc	4,034,476
103,800	Sony Corp	6,135,428
62,979	Zalando SE(a)(c)	2,875,580
		57,544,194
Consumer, Non-Cyclical — 35.06%
8,000	Adyen NV(a)(c)	5,261,013
62,484	Alcon Inc(a)	3,644,684
31,147	Beiersdorf AG(b)	3,672,399
40,000	Cochlear Ltd	5,628,985
35,000	CSL Ltd	5,533,921
172,051	Diageo PLC	7,027,248
34,049	EssilorLuxottica SA	4,909,177
180,000	Experian PLC	5,753,999
16,467	Genmab A/S(a)	3,345,825
125,000	GN Store Nord A/S	5,067,062
220,000	Hikma Pharmaceuticals PLC	5,944,698
62,490	Intertek Group PLC	4,204,785
300,000	Keywords Studios PLC	4,221,457
80,000	LivaNova PLC(a)	5,903,200
12,394	Lonza Group AG	4,194,266
19,809	L'Oreal SA	5,539,979
156,160	Nestle SA	16,936,261
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
84,758	Novartis AG	$ 7,355,892
129,885	Novo Nordisk A/S Class B	6,711,961
138,300	Recruit Holdings Co Ltd	4,225,549
215,892	RELX PLC	5,126,022
40,506	Roche Holding AG	11,793,918
270,000	Santen Pharmaceutical Co Ltd	4,718,414
48,600	Shiseido Co Ltd	3,900,595
194,894	Smith & Nephew PLC	4,692,199
145,000	TAL Education Group ADR(a)	4,964,800
143,269	Unilever PLC	8,609,823
		158,888,132
Energy — 0.72%
700,000	John Wood Group PLC(b)	3,262,603
Financial — 11.32%
846,800	AIA Group Ltd	7,986,213
65,574	Deutsche Boerse AG	10,226,896
470,000	FinecoBank Banca Fineco SpA	4,972,642
77,318	HDFC Bank Ltd ADR	4,410,992
154,300	Hong Kong Exchanges & Clearing Ltd	4,522,540
65,000	KBC Group NV	4,221,853
53,367	London Stock Exchange Group PLC	4,791,005
15,615	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,033,336
3,527	Partners Group Holding AG	2,708,582
296,500	Ping An Insurance Group Co of China Ltd Class H(b)	3,407,887
		51,281,946
Industrial — 12.77%
47,144	Airbus SE	6,120,657
185,011	Assa Abloy AB Class B	4,113,010
124,504	Atlas Copco AB Class A	3,833,870
180,000	CAE Inc	4,573,197
34,900	Daikin Industries Ltd	4,602,931
60,000	DSV A/S	5,703,004
8,900	Keyence Corp	5,539,859
111,100	Makita Corp	3,525,593
20,000	MTU Aero Engines AG	5,314,367
32,400	Nidec Corp	4,387,657
33,472	Safran SA	5,270,197
11,400	SMC Corp/Japan	4,900,041
		57,884,383
Technology — 9.95%
33,551	ASML Holding NV	8,321,128
320,000	Infineon Technologies AG	5,749,380
70,000	InterXion Holding NV(a)	5,702,200
550,000	Sage Group PLC	4,672,612
106,635	SAP SE	12,548,144
900,000	Sophos Group PLC(c)	4,431,564

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Technology — (continued)
78,826	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	$ 3,663,832
		45,088,860
TOTAL COMMON STOCK — 95.85% (Cost $400,841,198)		$434,337,991
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 4.32%
$19,600,000	Federal Home Loan Bank 1.52%, 10/01/2019	19,600,000
Repurchase Agreements — 2.17%
2,333,878	Undivided interest of 3.45% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $2,333,878 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(d)	2,333,878
2,333,878	Undivided interest of 4.97% in a repurchase agreement (principal amount/value $47,010,964 with a maturity value of $47,013,967) with Bank of Montreal, 2.30%, dated 9/30/19 to be repurchased at $2,333,878 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 10/10/19 - 5/15/45, with a value of $47,951,184.(d)	2,333,878
491,341	Undivided interest of 5.37% in a repurchase agreement (principal amount/value $9,164,564 with a maturity value of $9,165,150) with Bank of America Securities Inc, 2.30%, dated 9/30/19 to be repurchased at $491,341 on 10/1/19 collateralized by U.S. Treasury securities, 1.13% - 2.25%, 8/31/21 - 11/15/27, with a value of $9,347,857.(d)	491,341
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,333,878	Undivided interest of 5.71% in a repurchase agreement (principal amount/value $40,895,686 with a maturity value of $40,898,378) with Scotia Capital (USA) Inc, 2.37%, dated 9/30/19 to be repurchased at $2,333,878 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 5.00%, 9/1/24 - 8/1/49, with a value of $41,716,346.(d)	$ 2,333,878
2,333,878	Undivided interest of 9.24% in a repurchase agreement (principal amount/value $25,282,619 with a maturity value of $25,284,276) with BNP Paribas Securities Corp, 2.36%, dated 9/30/19 to be repurchased at $2,333,878 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.25%, 11/21/19 - 5/15/49, with a value of $25,788,271.(d)	2,333,878
		9,826,853
TOTAL SHORT TERM INVESTMENTS — 6.49% (Cost $29,426,853)		$29,426,853
TOTAL INVESTMENTS — 102.34% (Cost $430,268,051)		$463,764,844
OTHER ASSETS & LIABILITIES, NET — (2.34)%		$(10,613,283)
TOTAL NET ASSETS — 100.00%		$453,151,561

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2019.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
Summary of Investments by Country as of September 30, 2019.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$101,503,758	21.89%
Germany	60,203,139	12.98
Japan	55,227,239	11.91
Switzerland	46,633,603	10.06
United States	29,426,853	6.34
France	29,003,534	6.25
Netherlands	24,701,544	5.33
Denmark	20,827,851	4.49
China	15,040,027	3.24
Hong Kong	12,508,753	2.70
Australia	11,162,906	2.41
Sweden	10,594,530	2.28
Canada	10,183,077	2.20
Belgium	9,889,360	2.13
Argentina	5,512,300	1.19
Italy	4,972,642	1.07
Spain	4,542,286	0.98
India	4,410,992	0.95
Ireland	3,756,618	0.81
Taiwan	3,663,832	0.79
Total	$463,764,844	100.00%
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 30, 2019

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$60,207,788	$374,130,203	$—	$434,337,991
Short Term Investments	—	29,426,853	—	29,426,853
Total Assets	$60,207,788	$403,557,056	$0	$463,764,844
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2019